NOTE 13 - Share based compensation	12 Months Ended
Dec. 31, 2024
Notes
NOTE 13 - Share based compensation:

NOTE 13 - Share based compensation:

a.Options granted under the Company's 2008 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of the exercise price.

b.On February 3, 2023, the Company granted employees and consultants 11,286 options to purchase shares of the Company at CAD 10.15 ($7.70) per share under the Company's share option plan. The options will be exercisable for a 10-year period. 10,572 options will vest quarterly over a 3-year period, 714 options will vest over a 3-month period. The total value of the options granted is CAD 57 ($43).

c.On March 13, 2023, the Company granted employees and consultants 10,000 options to purchase the Company's shares at CAD 7.70 ($5.60) per share under the Company's share option plan. The options will be exercisable for a 10-year period. The options will vest quarterly over a 2-year period. The total value of the options granted is CAD 39 ($28).

d.On April 21, 2023, the Company granted employees and consultants 52,857 options to purchase the Company's shares at CAD 9.10 ($7.00) per share under the Company's share option plan. The options will be exercisable for a 10-year period. 24,285 options will vest quarterly over a 2-year period. 5,556 options will vest at once after 6 months period. 7,143 options will start vesting after 6 months from the grant date, quarterly over 1.5-year period. 15,873 options will start vesting after 6 months from the grant date, quarterly over 2.5-year period. The total value of the options granted is CAD 238 ($176).

e.On June 2, 2023, the Company granted employees and consultants 17,143 options to purchase the Company's shares at CAD 7.35 ($5.60) per share under the Company's share option plan. The options will be exercisable for a 10-year period. The options will vest quarterly over a 3-year period. The total value of the options granted is CAD 64 ($48).

f.On August 18, 2023, the Company granted employees and consultants 8,571 options to purchase the Company's shares at CAD 5.95 ($4.55) per share under the Company's share option plan. The options will be exercisable for a 10-year period. The options will vest quarterly over a 3-year period. The total value of the options granted is CAD 26 ($19).

g.On December 8, 2023, the Company granted employees and consultants 84,643 options to purchase the Company's shares at CAD 7.00 ($5.25) per share under the Company's share option plan. The options will be exercisable for a 10-year period. 64,643 options will vest quarterly over a 3-year period. 16,429 options will vest quarterly over a 2-year period. 2,857 options will vest quarterly over a 1-year period. 714 options will vest over a 3-month period. The total value of the options granted is CAD 300 ($220).

h.On December 15, 2023, the Company granted consultants 8,571 options to purchase the Company's shares at CAD 7.35 ($5.60) per share under the Company's share option plan. The options will be exercisable for a 10-year period. The options will vest quarterly over a 3-year period. The total value of the options granted is CAD 32 ($24).

i.On February 20, 2024, the Company granted employees and consultants 2,857 options to purchase shares of the Company at CAD 7.875 ($5.95) per share under the Company's share option plan. The options will be exercisable for a 10-year period. The options will vest quarterly over a 2-year period. The total value of the options granted is CAD 11 ($8).

j.On February 20, 2024, the Company granted employees and consultants 13,600 options to purchase shares of the Company at CAD 7.875 ($5.95) per share under the Company's share option plan. The options will be exercisable for a 2-year period. The options will vest immediately in May 2024. The total value of the options granted is CAD 24 ($18).

k.On March 22, 2024, the Company granted employees and consultants 47,144 options to purchase the Company's shares at CAD 9.975 ($7.35) per share under the Company's share option plan.  The options will be exercisable for a 10-year period. 11,429 options will vest quarterly over a 2-year period, 32,287 options will vest quarterly over a 3-year period, 2,857 options will vest quarterly over a 1-year period, 571 options will vest over a 18-months period. The total value of the options granted is CAD 237 ($175).

l.On March 22, 2024, the Company granted employees and consultants 22,857 options to purchase the Company's shares at CAD 9.975 ($7.35) per share under the Company's share option plan. The options will be exercisable for a 3-year period. 14,286 options will vest quarterly over a 2.75-year period after a 3-months period from the date of the grant and 8,571 options will vest monthly over a 2.5-year period after a 6-months period from the date of the grant. The total value of the options granted is CAD 77 ($57).

m.On April 26, 2024, the Company granted employees and consultants 20,000 restricted share units (“RSU”) under the Company’s Restricted Share Units plan with an expiry date of December 31, 2024. The RSU vesting is subject to the performance condition of achieving the Company’s specified targets in 2024.

n.On May 31, 2024, the Company granted employees and consultants 16,429 options to purchase the Company's shares at CAD 8.925 ($6.65) per share under the Company's share option plan. The options will be exercisable for a 10-year period. The options will vest quarterly over a 3-year period. The total value of the options granted is CAD 75 ($55).

o.On November 15, 2024, the Company granted employees and consultants 111,998 options to purchase the Company’s shares at CAD 8.48 ($6.05) per share under the Company’s share option plan. The options will be exercisable for a 10-year period. 102,140 options will vest quarterly over a 3-year period, 5,428 options will vest quarterly over a 2-year period and 4,430 options will vest quarterly over a 1-year period.

p.On November 15, 2024, the Company granted employees and consultants 5,400 restricted share units (“RSU”) under the Company’s Restricted Share Units plan. The RSU vesting period is 12 months following the grant date.

q.The following assumptions were used to estimate the fair value of the options during 2024 using the Black-Scholes model:

Expected volatility	50%
Expected dividend yield	0%
Risk-free rates	3.26%-4.58%

r.A summary of activity of options granted to purchase the Company's Shares under the Company's share option plan is as follows:

	December 31, 2024 (*)		December 31, 2023 (*)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding as beginning of year	1,807,456	6.15	1,783,466	6.65
Changes during the period:
Granted (See note 13i-13l,13n-13o)	214,885	6.23	193,071	5.95
Exercised (See note 12f)	(106,132)	3.67	(103,418)	3.85
Forfeited	(14,119)	5.89	(62,810)	7.35
Options outstanding at end of period (**)	1,902,090	6.30	1,807,456	6.15
Options exercisable at period end	1,620,445	6.04	1,578,131

(*) After giving effect to the share consolidation indicated in (Note 12b)

(**) The options outstanding on December 31, 2024, had a weighted-average contractual life of 6.5 years (December 31, 2023: 7.24 years).

The following table summarizes information about the outstanding options as of December 31, 2024:

Options Outstanding			Options Exercisable
at December 31, 2024	Exercise Price	Expiry Date	at December 31, 2024
517,091	$3.57 (CAD 4.90)	June 9, 2030	517,091
4,286	$3.83 (CAD 5.25)	June 10, 2030	4,286
354,572	$3.83 (CAD 5.25)	July 29, 2030	354,572
20,001	$3.83 (CAD 5.25)	September 10, 2030	20,001
27,143	$3.45 (CAD 4.72)	November 9, 2030	27,143
76,287	$4.85 (CAD 6.65)	December 23, 2030	76,287
19,000	$9.19 (CAD 12.60)	January 12, 2031	19,000
4,572	$10.9 (CAD 15.05)	January 29, 2031	4,572
7,600	$12.76 (CAD 17.5)	February 8, 2031	7,600
171,429	$16.85 (CAD 23.10)	February 25, 2031	171,429
25,143	$13.00 (CAD 17.85)	March 22, 2031	25,143
6,944	$11.48 (CAD 15.75)	July 9, 2031	6,944
19,999	$8.68 (CAD 11.90)	October 8, 2031	19,999
11,429	$8.80 (CAD 12.07)	October 21, 2031	11,429
1,806	$10.20 (CAD 14.00)	October 29, 2031	1,806
24,286	$9.57 (CAD 13.30)	November 29, 2031	24,286
13,772	$8.92 (CAD 12.25)	March 22, 2032	13,201
8,287	$8.68 (CAD 11.90)	May 6, 2032	6,906
38,856	$6.13 (CAD 8.40)	July 4, 2032	30,979
857	$5.87 (CAD 8.05)	July 8, 2032	857
150,109	$8.17 (CAD 11.20)	September 9, 2032	143,966
4,143	$7.15 (CAD 9.80)	October 21, 2032	4,048
11,000	$7.40 (CAD 10.15)	February 3,2033	6,714
10,000	$5.60 (CAD 7.70)	March 10,2033	8,750
52,858	$6.64 (CAD 9.10)	April 20,2033	34,881
8,571	$5.30 (CAD 7.35)	June 1,2033	4,286
8,571	$4.34 (CAD 5.95)	August 17,2033	3,571
82,642	$5.10 (CAD 7.00)	December 7,2033	32,667
8,571	$5.36 (CAD 7.35)	December 14,2033	2,857
13,600	$5.95 (CAD 7.88)	February 20, 2026	13,600
2,857	$5.95 (CAD 7.88)	February 20, 2034	1,071
8,571	$7.35 (CAD 9.98)	March 22, 2027	857
14,286	$7.35 (CAD 9.98)	June 22, 2027	2,597
44,524	$7.35 (CAD 9.98)	March 22, 2034	14,311
16,429	$6.65 (CAD 8.93)	May 31, 2034	2,738
111,998	$5.9 (CAD 8.48)	November 15, 2034	-
1,902,090			1,620,445

Warrants

On October 25, 2023, the Company granted a consultant 64,986 warrants to purchase the Company's shares at CAD 10.50 ($7.70) per share. The warrants will be exercisable for 2 years. The total value of the warrants granted is CAD 50 ($37).

On April 26, 2024, the Company granted employees and consultants 8,571 warrants to purchase the Company's shares at CAD 9.10 ($6.65) per share under the Company share option plan. The warrants will be exercisable for 2-year period. The total value of the warrants granted is CAD 24 ($18).

The following assumptions were used to estimate the fair value of the options during 2024 for all issuances using the Black-Scholes model:

Expected volatility	50%
Expected dividend yield	0%
Risk-free rates	4.43%

The following table summarizes information about the warrants outstanding as of December 31, 2024:

Warrants Outstanding
Outstanding Number (*)	Exercise Price (*)	Expiry Date
64,986	$7.70 (CAD 10.5)	October 25, 2025
8,571	$6.65 (CAD 9.10)	April 26, 2026
73,557

(*) After giving effect to the share consolidation indicated in (Note 12b)

A summary of the activity of warrants granted to purchase the Company's shares is as follows:

	December 31, 2024 (*)		December 31, 2023 (*)
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price

Warrants outstanding as beginning of year	64,986	7.70	1,429	9.45
Changes during the period:
Issuance of warrants	8,571	6.65	64,986	7.70
Exercised	-	-	-	-
Expired	-	-	(1,429)	9.45
Warrants outstanding at end of period	73,557	7.58	64,986	7.70

(*) After giving effect to the share consolidation indicated in (Note 12b)

The following table summarizes information about the expenses recorded as a result of share-based compensation:

	2024	2023
Equity settled compensations	601	664
Cash settled compensations	-	(101)
	601	563